                                    FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2005

            Check here if Amendment [ ]; Amendment Number: _________

                        This Amendment (Check only one.):

                              [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
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Address: 2100 McKinney Avenue, Suite 700
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         Dallas, Texas  75201
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Form 13F File Number: 28-11321
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     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Raymond
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Title:   Member
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Phone:   (214) 661-8112
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Signature, Place, and Date of Signing:

/s/ Robert J. Raymond
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(Signature)

Dallas, Texas
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City, State)

April 12, 2005
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(Date)

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:

  0
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Form 13F Information Table Entry Total:

  36
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Form 13F Information Table Value Total:

$146,523 (thousands)
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List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


None
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                                                     FORM 13F INFORMATION TABLE

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                                                                                                                        COLUMN 8
COLUMN 1           COLUMN 2          COLUMN 3      COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
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NAME OF            TITLE OF                         VALUE      SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS             CUSIP        [x$1000]    PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE  SHARED  NONE
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Copano Energy LLC   Common Stock      217202100     11,773     398,005   SH            SOLE                         X

Arc Energy Tr Unit  Common Stock      001986108        150      10,000   SH            SOLE                         X

Canadian Oil        Common Stock      13642L100      1,020      15,000   SH            SOLE                         X
Sands Tr New

Genesis Energy LP   Common Stock      371927104      3,114     349,900   SH            SOLE                         X

Magellan            Common Stock      559080106      5,178      84,815   SH            SOLE                         X
Midstream
Partners LP

Northern Border     Common Stock      664785102      2,267      47,000   SH            SOLE                         X
Partners LP

Plains All          Common Stock      726503105     38,731     999,513   SH            SOLE                         X
American Pipeline
LP

Provident Energy    Common Stock      74386K104      1,819     183,900   SH            SOLE                         X

Valero LP           Common Stock      91913W104      4,778      79,300   SH            SOLE                         X

Kinder Morgan       Common Stock      49455U100      8,161     201,051   SH            SOLE                         X
Mgmt LLC

Kinder Morgan       Common Stock      49455P101      3,407      45,000   SH            SOLE                         X
Inc. Kans

Kinder Morgan       Common Stock      494550106      1,904      42,300   SH            SOLE                         X
Energy Partners LP

Crosstex Energy LP  Common Stock      22765U102      3,033      89,167   SH            SOLE                         X

Energy Transfer     Common Stock      29273R109     13,506     431,628   SH            SOLE                         X
Partners LP

Holly Energy        Common Stock      435763107      4,496     119,900   SH            SOLE                         X
Partners LP

Inergy LP           Common Stock      456615103     15,207     469,794   SH            SOLE                         X

K-Sea Transn        Common Stock      48268Y101      2,887      83,920   SH            SOLE                         X
Partners LP

TC Pipelines LP     Common Stock      87233Q108      1,613      45,000   SH            SOLE                         X

Markwest Energy     Common Stock      570759100      1,971      41,600   SH            SOLE                         X
Partners LP

US Shipping         Common Stock      903417103      7,172     281,600   SH            SOLE                         X
Partners LP

Contangio Oil &     Common Stock      21075N204      2,265     271,200   SH            SOLE                         X
Gas Co New

Cal Dive Intl Inc.  Common Stock      127914109        453      10,000   SH            SOLE                         X

Compugen Limited    Common Stock      M25722105        513     127,910   SH            SOLE                         X

Genitope Corp       Common Stock      37229P507      1,250     100,000   SH            SOLE                         X

                                                     FORM 13F INFORMATION TABLE

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                                                                                                                        COLUMN 8
COLUMN 1           COLUMN 2          COLUMN 3      COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
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NAME OF            TITLE OF                         VALUE      SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS             CUSIP        [x$1000]    PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE  SHARED  NONE
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Chiyoda             Common Stock      J06237101        522      50,000   SH            SOLE                         X
Corporation

Exxon Mobil Corp    Common Stock      30231G102      2,980      50,000   SH            SOLE                         X

Premcor Inc.        Common Stock      74045Q104        597      10,000   SH            SOLE                         X

BJ Svcs Co.         Common Stock      055482103        519      10,000   SH            SOLE                         X

Valero Refng &      Common Stock      91913Y100      1,099      15,000   SH            SOLE                         X
Marketing Co.

W&T Offshore Inc.   Common Stock      92922P106        490      23,600   SH            SOLE                         X

Western Gas Res     Common Stock      958259103        689      20,000   SH            SOLE                         X
Inc.

Westside Energy     Common Stock      96149R100        122      28,750   SH            SOLE                         X
Corp

KFX Inc.            Common Stock      48245L107        670      50,000   SH            SOLE                         X

Terex Corp New      Common Stock      880779103        217       5,000   SH            SOLE                         X

Southwestern        Common Stock      845467109      1,374      24,200   SH            SOLE                         X
Energy Co

Williams Companies  Common Stock      969457100        576      30,600   SH            SOLE                         X